Share-Based Compensation - Stock Option Award Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)	14,661,000
Granted (in shares)	3,556,000	0
Exercised (in shares)	(1,659,000)
Cancelled/forfeited (in shares)	(146,000)
Ending balance (in shares)	16,412,000	14,661,000
Vested and expected to vest (in shares)	16,412,000	14,661,000
Exercisable (in shares)	10,869,000	11,203,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (usd per share)	$ 1.48
Granted (usd per share)	3.77
Exercised (usd per share)	1.54
Cancelled/forfeited (usd per share)	2.08
Ending balance (usd per share)	1.96	$ 1.48
Vested and expecting to vest (usd per share)	1.96	1.48
Exercisable (usd per share)	$ 1.49	$ 1.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding, Weighted average remaining contractual term	6 years 1 month 17 days
Vested and expecting, Weighted average remaining contractual term	6 years 1 month 17 days
Exercisable, Weighted average remaining contractual term	4 years 11 months 12 days
Outstanding, Aggregate intrinsic value	$ 51,601
Vested and expecting to vest, Aggregate intrinsic value	51,601
Exercisable, Aggregate intrinsic value	$ 38,691